Fair Value Measurements - Assumptions used in the Monte Carlo simulation model (Details) - Convertible Debt [Member]	Dec. 31, 2020 Y
Contingent interest rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	0.150
Interest rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	0.100
Expected term (in years) | Minimum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	0.8
Expected term (in years) | Maximum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	1.0